Consolidated Statement of Changes in Stockholders Deficit (Parenthetical) - shares		12 Months Ended
	Jul. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Exercise of warrants	9,941,623	10,000,000	9,000,000